E*TRADE PREMIER MONEY MARKET FUND
SEMIANNUAL REPORT


Dear E*TRADE Funds Shareholders,

We are writing to report the performance of the E*TRADE Premier Money Market Fund (the "Fund") from inception through the end of the first half of 2000. We'd also like to take this opportunity to thank all of you for investing in the Fund.

The Fund commenced operations on April 7, 2000. This semiannual report contains unaudited financial statements for a period of less than six months. Relying on financial statements and reported operating results for such a period is subject to inherent limitations resulting from the brevity of the period.

The Fund's investment objective is to provide investors with a high level of income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in a master portfolio that, in turn, invests in high quality, short-term investments. From the Fund's inception on April 7, 2000 through June 30, 2000, the Fund returned 1.37%, with a 7-day current yield of 6.34% and a 7-day effective yield of 6.54% for the period ended June 30, 2000.*

Throughout the second quarter of 2000, the U.S. economy continued to appear overheated. Although the pace of productivity was strong, the Federal Reserve Board did not believe it was sufficient to keep up with demand. As a result, the Federal Reserve raised interest rates by 0.50% on May 16th. Following the May tightening, we saw tentative signs of slower growth in demand combined with continued robust productivity gains. Based on this slowing, the Fed chose to leave rates unchanged in June. The quarter closed with a 6.50% Federal Funds rate, a 6.00% Discount Rate, and an expected slowdown in the second quarter growth rate.

In anticipation of a rate increase in May, the Fund purchased a significant portion of securities that would mature prior to the meeting date of the Federal Reserve's Federal Open Market Committee (FOMC). In addition to investing in these fixed-rate products, the Fund purchased variable-rate notes because of their ability to quickly adjust to movements in short-term rates. Prior to the May meeting, fears of aggressive tightening by the Federal Reserve led to a steepening of the yield curve that exceeded our expectations of Federal Reserve actions. In response to these unusual market conditions, the Fund took the opportunity to purchase a modest amount of one-year securities at a significantly inflated yield. Following the May rate hike, the Fund seized another opportunity, extending heavily in the three and six month sector as the higher yields on short-term debt reflected the possibility of two further rate increases in the second half of 2000.

The Fund achieved favorable results due mainly due to the two factors mentioned above. First of all, the Fund had a relatively high amount of cash on hand leading into the May 16th FOMC meeting. This cash was then able to be reinvested at rates reflecting the 0.50% increase. Secondly, after weak economic data showed a low probability of a tightening by the Federal Reserve in June, the Fund took advantage of higher yields offered for extending further out the yield curve. This strategy of being liquid prior to the FOMC meeting, along with well-timed extension, resulted in favorable investment results. As we look to the next FOMC meeting, the only meeting scheduled for the third quarter, we will monitor market developments to clarify whether the apparent slowdown in the second quarter was an aberration or a true softening of economic growth. Once we are confident the tightening cycle is coming to an end, the portfolio will be extended in a manner that we believe will provide competitive returns, adequate liquidity, and minimal credit risk.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The Fund's unaudited financial statements for the period from its inception on April 7, 2000 to June 30, 2000 are provided below. We hope you will find them useful for evaluating and monitoring your investment. Thank you again for your continued participation in the E*TRADE Premier Money Market Fund.

Sincerely, E*TRADE Funds

* An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

MONEY MARKET MASTER PORTFOLIO
JUNE 30, 2000 (UNAUDITED)
SCHEDULE OF INVESTMENTS

Security                                  Principal                   Value
---------------------------------------------------------------------------
BANKERS' ACCEPTANCES--0.78%
---------------------------------------------------------------------------
Toronto-Dominion Bank
  6.63%, 12/13/00                         2,948,667               2,859,064
---------------------------------------------------------------------------

TOTAL BANKERS' ACCEPTANCES
(Cost: $2,859,064)                                                2,859,064
---------------------------------------------------------------------------

Security                                  Principal                   Value
---------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--11.84%
---------------------------------------------------------------------------
Bank of America NA
  6.72%, 09/13/00                         5,000,000               5,000,465
Banque National de Paris
  6.99%, 05/02/01                         3,500,000               3,499,723
Bayerische Hypo-Und Vereinsbank AG
  6.63%, 08/21/00                         5,000,000               5,000,062
  6.72%, 09/14/00                         5,000,000               5,000,141
  7.00%, 05/02/01                         3,500,000               3,499,447
Bayerische Landesbank
  5.93%, 10/02/00                         5,000,000               4,986,400
Deutsche Bank AG
  6.66%, 03/08/01                         5,000,000               4,998,699
  6.70%, 03/14/01                         6,500,000               6,497,837
Societe Generale
  6.90%, 03/29/01                         5,000,000               4,998,593
---------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $43,481,367)                                              43,481,367
---------------------------------------------------------------------------

Security                                  Principal                   Value
---------------------------------------------------------------------------
COMMERCIAL PAPER--59.21%
---------------------------------------------------------------------------
Accor BNP
  6.58%, 08/16/00                         5,000,000               4,957,961
  6.62%, 07/18/00                         3,935,000               3,922,699
Alpine Securitization Corp.
  6.55%, 07/18/00                         2,609,000               2,600,930
  6.85%, 07/14/00                        10,000,000               9,975,264
Associates Corp. of North America
  6.95%, 07/03/00                         5,000,000               4,998,069
Atlantis One Funding Corp.
  6.58%, 07/13/00                         5,000,000               4,989,033
Barton Capital Corp.
  6.61%, 09/12/00                         5,000,000               4,932,982
  6.62%, 07/18/00                         4,000,000               3,987,496
  6.62%, 08/24/00                         3,000,000               2,970,210
British Telecommunications
  6.28%, 10/12/00                         5,000,000               4,910,161
Centric Capital Corp.
  6.63%, 07/25/00                         3,000,000               2,986,740

Corporate Asset Funding Co.
  6.19%, 07/10/00                         5,000,000               4,992,262
  6.52%, 07/12/00                         3,000,000               2,994,023
Countrywide Home Loans Inc.
  6.57%, 07/10/00                         3,000,000               2,995,072
  6.75%, 07/20/00                         5,000,000               4,982,188
Falcon Asset Securitization Corp.
  6.55%, 07/03/00                         1,085,000               1,084,605
  6.55%, 07/25/00                         5,000,000               4,978,167
Fayette Funding Corp.
  6.77%, 07/21/00                         5,000,000               4,981,194
Forrestal Funding Corp.
  6.60%, 08/11/00                         5,000,000               4,962,417
General Electric Capital Corp.
  6.54%, 07/28/00                         5,000,000               4,975,475
  6.60%, 09/06/00                         1,745,000               1,723,566
  6.62%, 09/11/00                         1,200,000               1,184,112
  6.62%, 09/12/00                         1,200,000               1,183,892
General Motors Acceptance Corp.
  7.10%, 07/03/00                        10,000,000               9,996,056
Goldman Sachs Group Inc.
  6.61%, 09/11/00                         5,000,000               4,933,900
Greenwich Funding Corp.
  6.60%, 07/17/00                         5,000,000               4,985,333
  6.68%, 08/23/00                         3,180,000               3,148,727
International Securitization Corp.
  6.62%, 07/11/00                         4,000,000               3,992,645
Intrepid Funding
  6.06%, 08/07/00                         4,000,000               3,975,086
Kitty Hawk Funding Corp.
  6.61%, 09/11/00                         5,000,000               4,933,900
Koch Industries Inc.
  7.00%, 07/05/00                         8,000,000               7,993,778
Lexington Parker Capital Corp.
  6.19%, 07/11/00                         5,000,000               4,991,403
  6.56%, 07/10/00                         2,154,000               2,150,468
  6.61%, 09/01/00                         2,514,000               2,485,381
  6.70%, 08/24/00                         3,000,000               2,969,850
Liberty Street Funding Corp.
  6.64%, 09/19/00                         5,000,000               4,926,222
  6.68%, 08/21/00                         4,000,000               3,962,147
Moat Funding LLC
  6.64%, 09/20/00                         5,000,000               4,925,356
  6.70%, 08/23/00                         3,000,000               2,970,408
  6.70%, 12/12/00                         5,000,000               4,847,389
Moriarty LLC
  6.35%, 09/25/00                         2,000,000               1,969,661
  6.56%, 07/10/00                         5,000,000               4,991,800
  6.70%, 12/15/00                         5,000,000               4,844,597
Prudential Funding Corp.
  6.31%, 10/23/00                         5,000,000               4,900,092
Quincy Capital Corp.
  6.55%, 07/25/00                         5,907,000               5,881,206
  6.56%, 07/14/00                         1,726,000               1,721,911
Silver Tower US Funding LLC
  6.63%, 09/25/00                         5,000,000               4,920,808

Variable Funding Capital Corp.
  6.60%, 07/18/00                         5,000,000               4,984,417
Windmill Funding Corp.
  6.62%, 07/10/00                         5,000,000               4,991,725
  6.95%, 07/03/00                         7,836,000               7,832,974
---------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $217,495,758)                                            217,495,758
---------------------------------------------------------------------------

Security                                  Principal                   Value
---------------------------------------------------------------------------
MEDIUM TERM NOTES--4.90%
---------------------------------------------------------------------------
AmeriCredit Corp.
  6.89%, 06/05/01                         8,000,000               8,000,000
Associates Automobile 2000-1 "A-1"
  6.85%, 06/15/01                         5,000,000               5,000,000
Ford Credit Auto Owner Trust 2000-C "A-2"
  6.82%, 06/15/01                         5,000,000               5,000,000
---------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $18,000,000)                                              18,000,000
---------------------------------------------------------------------------

Security                                  Principal                   Value
---------------------------------------------------------------------------
VARIABLE & FLOATING RATE NOTES--22.95%
---------------------------------------------------------------------------
Associates Manufactured Housing Certificates
  6.88%, 10/16/00                         4,569,784               4,569,784
Bank of America
  6.65%, 04/27/01                         5,000,000               5,000,000
Bayerische Landesbank
  6.59%, 02/28/01                         5,000,000               4,998,382
CIT Equipment Collateral
  6.64%, 03/20/01                        10,000,000              10,000,000
Countrywide Home Loans Inc.
  7.15%, 08/28/00                         4,715,000               4,717,276
First Union National Bank
  6.65%, 05/29/01                         5,000,000               5,000,000
Ford Motor Credit Co.
  6.45%, 07/16/01                        10,000,000              10,014,745
  6.74%, 08/18/00                         7,000,000               6,999,087
National City Bank
  6.63%, 10/04/00                         8,000,000               7,997,508
Norwest Financial Inc.
  6.64%, 09/07/00                         5,000,000               4,999,451
Sigma Finance Inc.
  6.90%, 09/15/00                         5,000,000               5,000,000
SMM Trust 2000-B "A-1"
  6.81%, 12/15/00                         5,000,000               5,000,000
SMM Trust 2000-E
  6.67%, 03/14/01                         5,000,000               5,000,000
Special Purpose Accounts Receivable Corp.
  6.65%, 01/05/01                         5,000,000               5,000,000
---------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $84,296,233)                                              84,296,233
---------------------------------------------------------------------------

Security                                  Principal                   Value
---------------------------------------------------------------------------

REPURCHASE AGREEMENTS--0.00%

---------------------------------------------------------------------------
Morgan Stanley Tri Party Repurchase
Agreement, dated 6/30/00, due 7/03/00,
with a maturity value of $451
and an effective yield of 6.30%.                451                     451
---------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $451)                                                            451
---------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 99.68%
(Cost $366,132,873)*                                           $366,132,873
---------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.32 %                          1,220,874
---------------------------------------------------------------------------
NET ASSETS - 100.00%                                           $367,353,747
===========================================================================

---------------------------------------------------------------------------
* Cost for income tax purposes is the same as for financial statement purposes.

The accompanying notes are an integral part of these financial statements.

E*TRADE PREMIER MONEY MARKET FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments:
In Money Market Master Portfolio ("Master Portfolio"),
at market value (Note 1)                                    $        80,460,194
                                                            --------------------
Total Assets                                                         80,460,194
                                                            --------------------
LIABILITIES
Payables:
    Accrued administration fee (Note 2)                                  22,527
    Distribution to shareholders                                        186,555
    Due to E*TRADE Asset Management, Inc. (Note 2)                        1,566
    Accrued expenses                                                      1,833
                                                            --------------------
Total Liabilities                                                       212,481
                                                            --------------------
NET ASSETS                                                  $        80,247,713
                                                            ====================
NET ASSETS CONSIST OF:
    Paid-in capital                                                  80,247,713
                                                            --------------------
NET ASSETS                                                  $        80,247,713
                                                            ====================
Shares outstanding                                                   80,247,713
                                                            ====================
Net asset value and offering price per share                $              1.00
                                                            ====================


--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

E*TRADE PREMIER MONEY MARKET FUND
STATEMENTS OF OPERATIONS
FOR THE PERIOD APRIL 07, 2000 (COMMENCEMENT OF OPERATIONS)
THROUGH JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
    Interest                                                $           564,616
    Expenses                                                             (8,907)
                                                            --------------------
Net  investment  income  allocated  from Master  Portfolio              555,709
                                                            --------------------

FUND EXPENSES (Note 2)
    Administration fees                                                  23,838
    Advisory fees                                                         1,652
    Trustee fees                                                          1,652
                                                            --------------------

Total fund expenses                                                      27,142
                                                            --------------------
Less:
    Waived Trustee fees (Note 2)                                         (1,652)
                                                            --------------------
Total Net Expenses                                                       25,490
                                                            --------------------
Net investment income                                                   530,219
                                                            --------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $           530,219
                                                            ====================


--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

E*TRADE PREMIER MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         FOR THE PERIOD APRIL 7,
                                                           2000 (COMMENCEMENT OF
                                                         OPERATIONS) TO JUNE 30,
                                                                2000 (UNAUDITED)
                                                         -----------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
    Net investment income                                   $           530,219
                                                            --------------------
Net increase in net assets resulting from operations                    530,219
                                                            --------------------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                         (530,219)
                                                            --------------------
Total distributions to shareholders                                    (530,219)
                                                            --------------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                                        98,839,211
    Net asset value of shares issued in reinvestment of
     dividends and distributions                                        285,792
    Cost of shares redeemed                                         (18,877,290)
                                                            --------------------
Net increase in net assets resulting from
 capital share transactions                                          80,247,713
                                                            --------------------
Increase in net assets                                               80,247,713

NET  ASSETS:
Beginning  of period                                                          0
                                                            --------------------
End of period                                               $        80,247,713
                                                            ====================
SHARES ISSUED AND REDEEMED:
    Shares sold                                                      98,839,211
    Shares issued in reinvestment of
     dividends and distributions                                        285,792
    Shares redeemed                                                 (18,877,290)
                                                            --------------------
Net increase in shares outstanding                                   80,247,713
                                                            ====================

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

E*TRADE PREMIER MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                              PERIOD FROM
                                                             APR. 7, 2000
                                                            (COMMENCEMENT
                                                        OF OPERATIONS) TO
                                                            JUN. 30, 2000
                                                            (UNAUDITED) *
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  *      $       1.00
                                                             -------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                            0.01
                                                             -------------
TOTAL FROM INVESTMENT OPERATIONS                                     0.01
                                                             -------------
LESS DISTRIBUTIONS:
    From net investment income                                      (0.01)
                                                             -------------
TOTAL DISTRIBUTIONS                                                 (0.01)
                                                             -------------
NET ASSET VALUE, END OF PERIOD                               $       1.00
                                                             =============
TOTAL RETURN                                                         1.37%  ++
                                                             =============
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000s)                              $80,248
    Ratio of expenses to average net assets           +              0.42%  +++
    Ratio of net investment income to
     average net assets                               +              6.21%

--------------------------------------------------------------------------------

    +   Annualized

    ++ For the period April 7, 2000 to June 30, 2000 and not indicative of a full year's operating results or future returns.

    +++ The Investment Adviser has voluntarily agreed to pay the non-affiliated
        Trustee expenses for the Fund for the period January 1, 2000 through May 9, 2000. Even though such action had been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged.

    * Per share amounts and ratios reflect income and expenses assuming inclusion of Fund's proportionate share of the income and expenses of the Money Market Master Portfolio.


The accompanying notes are an integral part of these financial statements.

E*TRADE PREMIER MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

        E*TRADE Premier Money Market Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2000 the Trust offered eight series: the E*TRADE Bond Index Fund, the E*TRADE E-Commerce Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE S&P 500 Index Fund and the E*TRADE Technology Index Fund. These financial statements contain the E*TRADE Premier Money Market Fund.

         The Fund's investment objective is to provide investors with a high level of income, while preserving capital and liquidity.

            The following is a summary of significant accounting policies which are consistently followed by the Fund in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with accounting principles accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     PRINCIPLES OF ACCOUNTING

        The Fund uses the accrual method of accounting for financial reporting purposes.

     INVESTMENT POLICY AND SECURITY VALUATION

        The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, which is offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund pursues its investment objective by investing all of its assets in the Money Market Master Portfolio (the "Master Portfolio"), a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of June 30, 2000 the value of the Fund's investment in the Master Portfolio was 22% of the outstanding interests of the Master Portfolio.

        The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's shares held by the Fund. The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

        Security transactions are accounted for by the Master Portfolio on the date securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. The premiums are amortized and discounts are accreted on a straight line basis to maturity. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

        The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements

     DISTRIBUTIONS TO SHAREHOLDERS

        Distributions to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Such distributions to shareholders are recorded on the ex-dividend date.

        Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     FEDERAL INCOME TAXES

        The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2000.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

        E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, the Investment Advisor is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets.

        Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA is entitled to receive a fee from the Master Portfolio at an annual rate equal to 0.10% of the average daily net assets of the Master Portfolio. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, in addition to income, expenses and realized and unrealized gains and losses.

        The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative
     Agreement").   Services  provided  by  the

     Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.30% of its average daily net assets for its services as administrator of the Fund.

        PFPC Inc. ("PFPC") serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company ("IBT") serves as sub-administrator, accounting services agent and custodian for the Fund.

        E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund. Effective May 9, 2000, the trustees fees and expenses are no longer a direct expense of the Fund, but rather those expenses are paid by the Investment Advisor pursuant to the Administrative Agreement.

MONEY MARKET MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments at market value (Cost: $366,132,873) (Note 1)       $   366,132,873
Receivables:
     Interest                                                         1,322,821
                                                                ----------------
Total Assets                                                        367,455,694
                                                                ----------------

LIABILITIES
Payables:
     Due to BGI (Note 2)                                                101,947
                                                                ----------------
Total Liabilities                                                       101,947
                                                                ----------------
NET ASSETS                                                      $   367,353,747
                                                                ================

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
     Interest                                                   $     8,855,215
                                                                ----------------
Total investment income                                               8,855,215
                                                                ----------------
EXPENSES (NOTE 2)
     Advisory fees                                                      141,718
                                                                ----------------
Total expenses                                                          141,718
                                                                ----------------
Net investment income                                                 8,713,497
                                                                ----------------
Net realized gain on sale of investments                                     22
                                                                ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $     8,713,519
                                                                ================

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       For the Six Months     For the Period Ended     For the Period Ended
                                                      Ended June 30, 2000        December 31, 1999 *      February 28, 1999 **
                                                              (Unaudited)
                                                      -------------------     --------------------     --------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
     Net investment income                            $         8,713,497     $          9,767,206     $          5,411,548
     Net realized gain                                                 22                    4,552                        -
                                                      -------------------     --------------------     --------------------
Net increase (decrease) in net assets
 resulting from operations                                      8,713,519                9,771,758                5,411,548
                                                      -------------------     --------------------     --------------------
INTERESTHOLDER TRANSACTIONS:
     Contributions                                            514,970,795              343,767,992              257,234,773
     Withdrawals                                             (401,803,829)            (370,712,809)                       -
                                                      -------------------     --------------------     --------------------
Net increase (decrease) in net assets
resulting from interestholder transactions                    113,166,966              (26,944,817)             257,234,773
                                                      -------------------     --------------------     --------------------
Increase (decrease) in net assets                             121,880,485              (17,173,059)             262,646,321
NET ASSETS:
Beginning of period                                           245,473,262              262,646,321                        -
                                                      -------------------     --------------------     --------------------
End of period                                         $       367,353,747     $        245,473,262     $        262,646,321
                                                      ===================     ====================     ====================
--------------------------------------------------------------------------------

* For the ten months ended December 31, 1999. The Master Porfolio changed its fiscal year end from February 28 to December 31.

** For the period from September 1, 1998 (commencement of operations) to February 28, 1999.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the Money Market Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by the MIP in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date securities are purchased or sold (trade date). Interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. The Master Portfolio amortizes premium and accretes discount on a straight-line basis to maturity.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

     The repurchase agreement entered into on June 30, 2000 by the Master Portfolio is fully collateralized by U.S. Government obligations with a rate of 5.625%, a maturity date of 02/15/06 and an aggregate market value of $9,910.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   FINANCIAL HIGHLIGHTS

     The ratios of expenses to average net assets and net investment income to average net assets for the Master Portfolio are as follows:

                                                                            SIX            FOR THE            FOR THE
                                                                   MONTHS ENDED       PERIOD ENDED       PERIOD ENDED
                                                                  JUNE 30, 2000       DECEMBER 31,       FEBRUARY 28,
                                                                     (UNAUDITED)              1999 *             1999 **
-----------------------------------------------------------------------------------------------------------------------
     Ratio of expenses to average net assets                 +            0.10%              0.10%              0.10%
     Ratio of net investment income to average net assets    +            6.16%              5.23%              5.17%

-----------------------------------------------------------------------------------------------------------------------

* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
** For the period from September 1, 1998 (commencement of operations) to February 28,1999.
+    Annualized for period of less than one year.